Risk Management - Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and accounts receivable at amortized cost	$ 21,576,108	$ 22,254,697
Chile [member]
Disclosure of credit risk exposure [line items]
Reported ECL	737,016
Loans and accounts receivable at amortized cost	$ 18,250,479
Expected credit loss rate	4.04%
Chile [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.95%
Chile [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	4.01%
Chile [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	4.13%
Colombia [member]
Disclosure of credit risk exposure [line items]
Reported ECL	$ 304,848
Loans and accounts receivable at amortized cost	$ 4,367,502
Expected credit loss rate	6.98%
Colombia [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	6.70%
Colombia [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	6.96%
Colombia [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	7.16%